Investment In Affiliate - Income Statement Data (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement Data [Line Items]
Net revenue	$ 56,256,756	$ 50,300,679	$ 86,907,967
Operating income	(2,954,345)	2,293,932	(275,225,740)
Net income	(16,953,032)	(17,557,125)	(283,498,759)
Box Ships Inc.
Income Statement Data [Line Items]
Net revenue	69,836,201	65,888,142
Operating income	23,631,192	21,697,724
Net income	$ 15,307,658	$ 13,176,164